Related Party Transactions and Balances (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Jun. 30, 2022	Jun. 30, 2023
Mr. Zhu Yi [Member]
Related Party Transactions and Balances (Details) [Line Items]
Loan amount	$ 1,300,000
Interest rate percentage	1.00%
Maturity date	May 29, 2023
Due from related party			$ 1,300,000
Ms. Congying Liao [Member]
Related Party Transactions and Balances (Details) [Line Items]
Loan amount		$ 650,000
Interest rate percentage		2.64%
Maturity date		Nov. 18, 2022
Due from related party		$ 650,000